Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Component of Income Tax (Benefit) Expense

The Company estimates its tax liability based upon its understanding of the tax laws of the various countries in which it operates. Income tax (benefit) expense for 2016, 2015 and 2014 consisted of the following:

	2016	2015	2014
Current
Bermuda	$—	$—	$—
Foreign	930	3,648	(17,251)
	930	3,648	(17,251)
Deferred
Bermuda	—	—	—
Foreign	(4,377)	3,047	(817)
	(4,377)	3,047	(817)
	$(3,447)	$6,695	$(18,068)

Components of (Loss) Income Before Income Taxes and Noncontrolling Interest

The components of (loss) income before income taxes and noncontrolling interest were as follows:

	2016	2015 (1)	2014 (1)
Bermuda sources	$—	$—	$—
Foreign sources	(59,370)	120,679	178,179
	$(59,370)	$120,679	$178,179

Reconciliation of Differences between Bermuda Statutory Income Tax Rate and Effective Tax Rate

A reconciliation of the differences between the Bermuda statutory income tax rate and the effective tax rate as provided in the consolidated statements of comprehensive (loss) income is as follows:

	2016	2015 (1)	2014 (1)
Bermuda tax rate	0.00%	0.00%	0.00%
Foreign tax rate	8.99%	3.60%	1.52%
Tax uncertainties	(3.18)%	1.95%	(11.66)%
	5.81%	5.55%	(10.14)%

Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2016 and 2015 are presented below:

	2016	2015 (2)
Deferred tax assets
Net operating loss carryforwards	$26,605	$21,595
Other	1,811	2,586
	28,416	24,181
Valuation allowance (net operating loss)	(678)	(678)
Deferred tax assets	27,738	23,503
Deferred tax liabilities
Containers, net	31,778	31,816
Other	812	904
Deferred tax liabilities	32,590	32,720
Net deferred tax liabilities	$4,852	$9,217

Reconciliation of Beginning and Ending Unrecognized Tax Benefit Amount

A reconciliation of the beginning and ending unrecognized tax benefit amounts for 2016 and 2015 are as follows:

Balance at December 31, 2014	$9,799
Increases related to prior year tax positions	36
Decreases related to prior year tax positions	—
Increases related to current year tax positions	2,798
Settlements	—
Lapse of statute of limitations	(568)
Balance at December 31, 2015	12,065
Increases related to prior year tax positions	—
Decreases related to prior year tax positions	(204)
Increases related to current year tax positions	2,378
Settlements	—
Lapse of statute of limitations	(908)
Balance at December 31, 2016	$13,331